Leases	12 Months Ended
Dec. 31, 2024
Lease liabilities [Abstract]
Leases [Text Block]

9) Leases

	Year ended
	December 31,	December 31,
	2024	2023
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities (note 24)	$37	$52
Variable lease payments not included in the measurement of lease liabilities	$28,937	$17,090
Expenses relating to short-term leases	$1,045	$958

	Year ended
	December 31,	December 31,
	2024	2023
Recognized in the consolidated statements of cash flows:
Operating activities	$24,421	$14,920
Financing activities	600	580
Total cash outflow for leases	$25,021	$15,500

The Company's contract with its mining contractor, which began on September 1, 2022 and runs until August 31, 2025, was assessed to contain a lease. The contractual payments are variable in that they are directly linked to operational volumes and distances. Accordingly, these payments were excluded from the measurement of the lease liability and the right-of-use asset, with no resulting lease liability or right-of-use asset. The variable lease payments are recognized in operating costs (note 24) in the consolidated statements of income (loss) and comprehensive income (loss).

At December 31, 2024 and December 31, 2023, the Company had one right-of-use asset and lease liability.

Right-of-use assets

Mine properties, plant and equipment (note 8) includes a leased building recognized as a right-of-use asset. At December 31, 2024, this was reclassified to assets held for sale (note 6).

	Buildings	Total
Cost
Balance at December 31, 2023	$2,723	$2,723
Reclassified to assets held for sale (note 6)	(2,723)	(2,723)
Balance at December 31, 2024	$-	$-
Accumulated Depreciation
Balance at December 31, 2023	$1,404	$1,404
Depreciation	255	255
Reclassified to assets held for sale (note 6)	(1,659)	(1,659)
Balance at December 31, 2024	$-	$-
Net Book Value
At December 31, 2023	$1,319	$1,319
At December 31, 2024	$-	$-

Lease liabilities

	December 31,	December 31,
	2024	2023
Maturity analysis - contractual undiscounted cash flows:
Less than one year	$618	$600
One to five years	367	985
Total undiscounted lease liabilities (related to assets held for sale)	$985	$1,585

	December 31,	December 31,
	2024	2023
Lease liabilities included in the consolidated statements of financial position:
Current (reclassified to liabilities held for sale (note 6))	$-	$600
Non-current (reclassified to liabilities held for sale (note 6))	$-	$925